COMPARATIVE CONSOLIDATED FINANCIALS (Unaudited) (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Comparative Consolidated Financials Details
Depreciation and amortization	$ 66,405	$ 19,421	$ 141,575
Federal excise taxes	$ 194,003	$ 64,055	$ 132,294